Financial Commitments - Operating Leases (Tables)	12 Months Ended
Dec. 31, 2018
Financial Commitments - Operating Leases
Schedule of Operating Leases

€ millions	2018	2017
Operating leases	1,442	1,459

Schedule showing maturity analysis for operating leases

€ millions	12/31/2018
Operating Leases
Due 2019	351
Due 2020 to 2023	755
Due thereafter	336
Total	1,442